Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
9.	Stockholders’ Equity
Common Stock
On March 9, 2021, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “VIEW” and “VIEWW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 600,000,000 shares of common stock with a par value of $0.0001 per share. As of June 30, 2022, the Company had 219,227,971 shares of common stock issued and outstanding.
Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of preferred stock having a par value of $0.0001 per share (“View Inc. Preferred Stock”). The Company’s board of directors has the authority to issue View, Inc. Preferred Stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of June 30, 2022, no shares of View, Inc. Preferred Stock were issued and outstanding.
Dividend
Common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.

12. Stockholders’ Equity
Legacy View Redeemable Convertible Preferred Stock
Prior to the Merger, Legacy View had outstanding shares of Series A, Series B, Series C, Series D, Series
E-2,
Series F, Series G, and Series H redeemable convertible preferred stock. Immediately prior to the Merger, each outstanding share of Legacy View redeemable convertible preferred stock converted to Legacy View common stock on a 1:1 conversion ratio. Upon Closing, each issued and outstanding share of Legacy View common stock was cancelled and the holders thereof in exchange received shares of the Company’s common stock in an amount determined by application of the Exchange Ratio. As such, as of December 31, 2021, the Company has no redeemable convertible preferred stock outstanding. See
Note 4
for additional information regarding the reverse recapitalization.
As of December 31, 2020, the redeemable convertible preferred stock consisted of the following (in thousands, except for share amounts):

Series	Shares Authorized December 31, 2020	Shares Outstanding December 31, 2020	Carry Value December 31, 2020	Liquidation Preference December 31, 2020	Common Stock Issuable Upon Conversion
A	23,250	18,441	$166	$238	18,441
B	1,571,798	1,217,066	19,210	18,845	1,217,066
C	2,274,766	608,118	11,495	11,417	608,118
D	2,673,700	612,994	13,263	13,235	612,994
E	7,440,000	4,606,784	100,225	119,361	4,606,784
E-1	131,584	—	—	—	—
E-2	115,787	—	—	—	—
F	10,462,500	4,861,658	175,182	188,193	4,861,658
G	62,775,000	47,881,788	330,466	231,686	47,881,788
G-1	930,000	—	—	—	—
H	75,177,482	10,613,198	197,488	200,852	10,613,198
H-1	60,833,745	51,011,263	965,183	965,374	51,011,263

	224,409,612	121,431,310	$1,812,678	$1,749,201	121,431,310

Common Stock
On March 9, 2021, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “VIEW” and “VIEWW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 600,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2021, the Company had 219,195,971 shares of common stock issued and outstanding.

Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of preferred stock having a par value of $0.0001 per share (“View Inc. Preferred Stock”). The Company’s board of directors has the authority to issue View, Inc. Preferred Stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of December 31, 2021, no shares of View, Inc. Preferred Stock were issued and outstanding.
Dividend
Common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.